Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.59%
Alternative Carriers–2.27%
Intelsat S.A.(b)	99,443	$2,251,389
Application Software–5.70%
Adobe, Inc.(b)	6,460	1,930,636
salesforce.com, inc.(b)	15,466	2,389,497
Splunk, Inc.(b)	9,768	1,321,708
		5,641,841
Consumer Electronics–1.60%
Sony Corp. (Japan)	27,900	1,584,564
Data Processing & Outsourced Services–8.51%
Fidelity National Information Services, Inc.	5,893	785,242
Fiserv, Inc.(b)	5,114	539,169
Mastercard, Inc., Class A	6,282	1,710,400
PayPal Holdings, Inc.(b)	24,142	2,665,277
Visa, Inc., Class A	15,317	2,726,426
		8,426,514
Health Care Equipment–5.19%
Abbott Laboratories	21,307	1,855,840
Boston Scientific Corp.(b)	29,867	1,268,153
Intuitive Surgical, Inc.(b)	1,051	546,005
Teleflex, Inc.	4,321	1,468,016
		5,138,014
Interactive Home Entertainment–10.97%
Activision Blizzard, Inc.	38,540	1,878,440
Electronic Arts, Inc.(b)	14,769	1,366,132
Nintendo Co., Ltd. (Japan)	8,400	3,077,517
Sea Ltd., ADR (Thailand)(b)	46,879	1,645,453
Take-Two Interactive Software, Inc.(b)	7,707	944,262
Ubisoft Entertainment S.A. (France)(b)	23,515	1,949,932
		10,861,736
Interactive Media & Services–12.74%
Alphabet, Inc., Class A(b)	4,379	5,334,498
Alphabet, Inc., Class C(b)	897	1,091,362
Facebook, Inc., Class A(b)	26,782	5,201,868
Match Group, Inc.(c)	13,049	982,459
		12,610,187
Internet & Direct Marketing Retail–14.83%
Alibaba Group Holding Ltd., ADR (China)(b)	28,494	4,932,596
Amazon.com, Inc.(b)	5,062	9,449,640
Booking Holdings, Inc.(b)	160	301,858
		14,684,094
Shares		Value
Life Sciences Tools & Services–6.07%
Illumina, Inc.(b)	10,472	$3,135,107
IQVIA Holdings, Inc.(b)	11,441	1,821,064
Thermo Fisher Scientific, Inc.	3,789	1,052,130
		6,008,301
Managed Health Care–0.54%
UnitedHealth Group, Inc.	2,140	532,881
Movies & Entertainment–1.68%
Netflix, Inc.(b)	5,161	1,666,951
Semiconductor Equipment–4.96%
Applied Materials, Inc.	51,347	2,535,001
ASML Holding N.V., New York Shares (Netherlands)	10,654	2,373,818
		4,908,819
Semiconductors–8.11%
Broadcom, Inc.	7,293	2,114,897
NVIDIA Corp.	5,278	890,504
QUALCOMM, Inc.	13,228	967,761
Semtech Corp.(b)	40,169	2,123,735
Silicon Motion Technology Corp., ADR (Taiwan)	53,344	1,931,053
		8,027,950
Systems Software–9.65%
Microsoft Corp.	45,016	6,134,330
Palo Alto Networks, Inc.(b)	6,621	1,499,922
ServiceNow, Inc.(b)	6,931	1,922,590
		9,556,842
Technology Hardware, Storage & Peripherals–5.22%
Apple, Inc.	24,239	5,163,877
Trucking–1.55%
Lyft, Inc., Class A(b)(c)	8,919	542,900
Uber Technologies, Inc.(b)(c)	23,537	991,849
		1,534,749
Total Common Stocks & Other Equity Interests (Cost $55,427,230)		98,598,709
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	192,080	192,080
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	137,089	137,144
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	219,520	219,520
Total Money Market Funds (Cost $548,737)		548,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $55,975,967)		99,147,453

See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.14%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,586,305	$1,586,305
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	528,557	528,768
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,115,067)		2,115,073
TOTAL INVESTMENTS IN SECURITIES–102.28% (Cost $58,091,034)		101,262,526
OTHER ASSETS LESS LIABILITIES–(2.28)%		(2,261,637)
NET ASSETS–100.00%		$99,000,889
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$91,986,696	$6,612,013	$—	$98,598,709
Money Market Funds	2,663,817	—	—	2,663,817
Total Investments	$94,650,513	$6,612,013	$—	$101,262,526
Invesco Technology Sector Fund